Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations

2. Business Combinations

Business combinations generally take place to either gain key technology or strengthen Autoliv’s position in a certain geographical area or with a certain customer.

No significant business combinations have taken place during 2014 or 2013.